UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 1540 Broadway
         38th Floor
         New York, NY  10036

13F File Number:  028-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     First Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

 /s/  Joseph Mastoloni     New York, NY     August 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $5,574,510 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    21425   385937 SH       SOLE                   385937        0        0
ALTRIA GROUP INC               COM              02209S103    60495  1697625 SH       SOLE                  1697625        0        0
AMAZON COM INC                 COM              023135106    91485   398636 SH       SOLE                   398636        0        0
APPLE INC                      COM              037833100    83700   139193 SH       SOLE                   139193        0        0
BAIDU INC                      SPON ADR REP A   056752108   691640  5855219 SH       SOLE                  5855219        0        0
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109   182465  2482964 SH       SOLE                  2482964        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102    57635   931985 SH       SOLE                   931985        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107    30605   288697 SH       SOLE                   288697        0        0
COCA COLA AMTIL LTD            SPONSORED ADR    191085208     8950   309140 SH       SOLE                   309140        0        0
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108   120080  1111279 SH       SOLE                  1111279        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203   542695 14488067 SH       SOLE                 14488067        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601   675315 36283312 SH       SOLE                 36283312        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104   228590  6428477 SH       SOLE                  6428477        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105    48600  2119016 SH       SOLE                  2119016        0        0
DISNEY WALT CO                 COM DISNEY       254687106    15505   315572 SH       SOLE                   315572        0        0
ECOPETROL S A                  SPONSORED ADS    279158109   320675  5674999 SH       SOLE                  5674999        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   411630  4961289 SH       SOLE                  4961289        0        0
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206    99310  4374306 SH       SOLE                  4374306        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101   503385 15041054 SH       SOLE                 15041054        0        0
JPM (COLGATE PALMOLIVE LTD)    P-NOTE 01/10/14  48125D449     6655   321118 SH       SOLE                   321118        0        0
JPM (HDFC LTD)                 P-NOTE 29/09/14  48125D183    81525  6667226 SH       SOLE                  6667226        0        0
JPM (HINDUSTAN UNILEVER LTD)   P-NOTE 01/10/14  48125D456    25180  3011891 SH       SOLE                  3011891        0        0
JPM (NESTLE INDIA LTD)         P-NOTE 09/08/15  48124F395    14670   183112 SH       SOLE                   183112        0        0
JPM (INDRAPRASTHA GAS LTD)     P-NOTE 09/08/16  48124F791      775   185847 SH       SOLE                   185847        0        0
JPMORGAN CHASE & CO            COM              46625H100    68630  1934791 SH       SOLE                  1934791        0        0
LAS VEGAS SANDS CORP           COM              517834107    48120  1337429 SH       SOLE                  1337429        0        0
MASTERCARD INC                 CL A             57636Q104   123725   287722 SH       SOLE                   287722        0        0
MCDONALDS CORP                 COM              580135101    81745   929646 SH       SOLE                   929646        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    43700   606391 SH       SOLE                   606391        0        0
NEWCREST MNG LTD               SPONSORED ADR    651191108     8445   343653 SH       SOLE                   343653        0        0
PERRIGO CO                     COM              714290103    19485   173178 SH       SOLE                   173178        0        0
PHILIP MORRIS INTL INC         COM              718172109   484340  5352647 SH       SOLE                  5352647        0        0
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR    718252604    19150   293229 SH       SOLE                   293229        0        0
PRAXAIR INC                    COM              74005P104    12430   119813 SH       SOLE                   119813        0        0
STARBUCKS CORP                 COM              855244109    30365   678617 SH       SOLE                   678617        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100   128050  9165965 SH       SOLE                  9165965        0        0
US BANCORP DEL                 COM NEW          902973304    18860   562938 SH       SOLE                   562938        0        0
VISA INC                       COM CL A         92826C839    85350   669315 SH       SOLE                   669315        0        0
WAL-MART DE MEX SAB DE CV      ADR              93114W107      580    20510 SH       SOLE                    20510        0        0
WATERS CORP                    COM              941848103    11915   153775 SH       SOLE                   153775        0        0
WELLS FARGO & CO NEW           COM              949746101    51065  1530376 SH       SOLE                  1530376        0        0
YUM BRANDS INC                 COM              988498101    15565   240075 SH       SOLE                   240075        0        0
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